Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 11 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:      Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:      Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:      Unobservable inputs based on the Company’s assessment of the assumptions that market  participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020 (As Restated)
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,007,184
Liabilities:
Warrant liabilities – Public warrants	1	$26,451,928
Warrant liabilities – Private Placement warrants	2	$1,386,000

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on our balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

The fair value of the public warrants issued in connection with the Initial Public Offering and the private placement were initially measured at fair value using a Monte Carlo simulation model. Subsequently, the fair value of the private placement warrants were estimated using a Monte Carlo simulation model or Black -Scholes Merton model at each measurement date. The fair value of public warrants issued in connection with the Initial Public Offering were measured based on the listed market price of such warrants, a Level 1 measurement, since December 31, 2020. For the period ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $14.2 million presented as change in fair value of warrant liabilities on the accompanying statement of operations.

The Monte Carlo and Black-Scholes Merton models required the use of subjective assumptions:

—     The risk-free interest rate is based on the U.S. Treasury yield curve on the measurement date for a maturity similar to the expected term of the warrants.

—     The expected term was based on the remaining contractual term of the warrants.

—     The expected volatility was based on data from a set of comparable publicly-traded companies .

—     The stock price at initial measurement and September 30, 2020 represents the unit price less one-third of the warrant price. The stock price as of December 31, 2020 represents the closing price on the measurement date.

The key inputs regarding Level 3 fair value measurements at their initial measurement and September 30, 2020:

Input	September 8, 2020 (Initial Measurement)	September 30, 2020	December 31, 2020
Risk-free interest rate	0.34%	0.33%	0.45%
Expected term (years)	5.6	5.5	5.4
Expected volatility	25.0%	25.0%	55.6%
Exercise price	$11.50	$11.50	$11.50
Stock Price	$9.91	$10.019	$15.55

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Initial measurement on September 8, 2020	$327,600	$13,265,297	$13,592,897
Change in valuation inputs or other assumptions	1,058,400	13,186,631	14,245,031
Fair value as of December 31, 2020	$1,386,000	$26,451,928	$27,837,928

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from October 11, 2018 (inception) through December 31, 2020 other than the transfer of the public warrants from Level 3 to Level 1 and private warrants from Level 3 to Level 2.